Expenses (Tables)	12 Months Ended
Jun. 30, 2025
Schedule Of Expenses
Schedule of Expenses

	Consolidated
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Loss before income tax includes the following specific expenses:

Depreciation	519,631	592,385	456,904
Superannuation	1,073	894	1,151
Corporate and Consultants	2,680,374	1,264,728	739,380
Finance Charges	357,958	695,312	359,031

	3,559,036	2,553,319	1,556,466